Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue
Metal sales	$ 1,026,685	$ 617,823
Cost of sales
Production costs	445,183	334,839
Depreciation and amortization	246,651	153,118
Cost of sales	691,834	487,957
Earnings (loss) from mine operations	334,851	129,866
Exploration and evaluation expenses	12,693	14,643
Mine standby costs	15,675	17,334
General and administrative expenses	28,561	29,180
Employee benefit plan expense	2,849	2,717
Share-based payments expense	10,692	10,396
Reversal of impairment	0	(96,914)
Write-down of assets	38,660	6,298
Foreign exchange gain	(2,994)	(625)
Earnings from operations	228,715	146,837
Other (expense) income	(1,277)	11,885
Finance costs	(50,943)	(45,266)
Earnings before income tax	176,495	113,456
Income tax expense	79,134	39,771
Net earnings for the year	97,361	73,685
Attributable to:
Shareholders of the Company	104,541	80,586
Non-controlling interests	(7,180)	(6,901)
Net earnings for the year	$ 97,361	$ 73,685
Weighted average number of shares outstanding (thousands)
Basic (in shares)	171,047,400	158,855,924
Diluted (in shares)	175,230,880	161,538,636
Net earnings per share attributable to shareholders of the Company:
Basic earnings per share (in dollars per share)	$ 0.61	$ 0.51
Diluted earnings per share (in dollars per share)	$ 0.60	$ 0.50